Subsequent Events	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.